Intangible Assets, Net	12 Months Ended
Jun. 30, 2018
Intangible Assets, Net/Goodwill [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of customer contacts acquired by Judge China on June 1, 2013 with an estimated useful life of 10 years. Judge China was acquired by the Company on November 9, 2016 (Note 3).

	As of June 30,
	2018	2017
Customer contacts	$348,214	$339,883
Less: accumulated amortization	(88,155)	(34,419)
Intangible assets, net	$260,059	$305,464

Amortization expense was $53,827, $34,270 and nil for the years ended June 30, 2018, 2017 and 2016. Estimated future amortization expense is as follows:

Year ending June 30,	Amortization expense
2019	53,827
2020	53,827
2021	53,827
2022	53,827
Remaining	44,751
Total	$260,059